Dividends - Disclosure of interim dividends paid (Details) - KRW (₩) ₩ in Millions	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid	₩ 138,859	₩ 160,223
Dividend Payable Date	Sep. 30, 2021	Jun. 30, 2021
Common Stock [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid	₩ 134,314	₩ 154,978
Convertible Preferred Stock [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid	₩ 4,545	₩ 5,245